LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long-term debt is as follows:

	December 31, 2013	December 31, 2012
Note payable issued on October 26, 2009, net of a discount of $0 and $0 discount, with interest at 8% to March 31, 2012 when the remaining balance was payable and convertible into shares of common stock at $26.25 per share. The note was renegotiated in February 2013.	—	100,000
Note payable issued on June 12, 2010 with interest at 12% to March 31, 2012 when the remaining balance was payable, and is convertible into shares of common stock at $13.50 per share. The note was renegotiated in February 2013.	—	200,000
Note payable issued on December 23, 2010, with interest at 10%, matured December 23, 2012 and was convertible into shares of common stock at $6.30 per share. The note was renegotiated in February 2013.	—	16,800
Note payable issued on September 21, 2010 with interest at 12%, matured March 30, 2012 and was convertible into shares of common stock at $13.50 per share. The note was renegotiated in February 2013.	—	32,000
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures January 1, 2015 and is convertible into shares of common stock at $11.25 per share. The note was renegotiated in March 2013, and has been paid in full.	—	89,300
On November 6, 2012 the Company issued four convertible notes at 20% interest, each, net of an aggregate discount of $21,138, due on April 6, 2013. The four notes were converted into 13,889 shares at $7.50 per share.	—	122,774
Total	—	560,874
Less amount due within one year	—	471,574
Long-Term Debt	$—	$89,300